SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Share-based Payment Arrangement, Expense	$ 3,158,487	$ 985,832	$ 3,605,235	$ 1,393,313